Summary of Significant Accounting Policies - Additional Information (Detail)	7 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Aug. 25, 2020 $ / shares
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares		180,778,225		8,784,455
Number of reportable segment		1
Number of operating segment		1
Revenue		$ 18,904,000		$ 11,413,000
Product Warranty, Description		The Company's general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit, however it has in practice permitted returns of its sensor kits in limited circumstances up to six months after purchase.
Deferred revenue	$ 500,000	$ 500,000
Contract assets	0	0		0
Restricted cash	1,300,000	1,300,000		1,600,000
Restricted cash, current	276,000	276,000		276,000
Restricted cash, non-current	1,004,000	1,004,000		$ 1,281,000
Cash collateral	0	0
Borrowings outstanding	$ 0	$ 0
Impairment losses of long-lived assets			$ 0
Recourse	50.00%	50.00%
Non-recourse	50.00%	50.00%
Purchases [Member]
Accounting Policies [Line Items]
Concentration risk percentage		15.00%		12.00%
Accounts Payable [Member]
Accounting Policies [Line Items]
Concentration risk percentage		23.00%		10.00%
Other Noncurrent Assets [Member]
Accounting Policies [Line Items]
Deferred costs	$ 3,400,000	$ 3,400,000		$ 0
Customer E [Member] | Revenue [Member]
Accounting Policies [Line Items]
Concentration risk percentage		11.00%		22.00%
ASU 2014-09 [Member]
Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true	true
Measurement Input, Expected Dividend Payment [Member]
Accounting Policies [Line Items]
Expected dividend yield	0.00	0.00
Maximum [Member]
Accounting Policies [Line Items]
Contract cost, Amortization period	1 year	1 year
Deferred revenue				$ 100,000
Minimum [Member]
Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Product [Member]
Accounting Policies [Line Items]
Revenue		$ 16,886,000		9,804,000
Service [Member]
Accounting Policies [Line Items]
Revenue		2,018,000		1,609,000
Sales and Marketing [Member]
Accounting Policies [Line Items]
Sales commission expense		$ 300,000		$ 0
IPO [Member]
Accounting Policies [Line Items]
Sale of stock issue price per share | $ / shares	$ 33.9474	$ 33.9474
IPO [Member] | Minimum [Member]
Accounting Policies [Line Items]
Gross cash proceeds from IPO		$ 75,000,000
Colonnade Acquisition Corp.
Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Sale of stock issue price per share | $ / shares					$ 10.00
Gross cash proceeds from IPO	$ 20,000,000
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares	16,000,000